3. Investment in associates	12 Months Ended
Dec. 31, 2017
Investment In Associates
Investment in associates
	12-31-2017	12-31-2016
	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	25,671	19,576
Termoeléctrica Manuel Belgrano S.A.	28,744	25,236
Inversora de Gas Cuyana S.A.	217,380	82,183
Inversora de Gas Centro S.A.	254,813	101,740
Distribuidora de Gas del Centro S.A.	204,382	70,130
Transportadora de Gas del Mercosur S.A.	254,551	6,884
Others	105	1,263
	985,646	307,012

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	22,218	15,897	11,958
Termoeléctrica Manuel Belgrano S.A.	23,557	20,953	14,494
Inversora de Gas Cuyana S.A.	135,197	33,868	8,083
Inversora de Gas Centro S.A.	153,073	40,726	10,539
Distribuidora de Gas del Centro S.A.	134,252	28,582	5,444
Transportadora de Gas del Mercosur S.A.	247,667	-	-
Others	(963)	7,487	(7,128)
	715,001	147,513	43,390

3.1.	TJSM and TMB

As of December 31, 2017 and 2016, the Group has a 30.8752% interest in TJSM and 30.9464% interest in TMB, which are engaged in managing the purchase of equipment, and building, operating and maintaining the power plants.

TJSM and TMB are private, unlisted companies.

During the years ended December 31, 2017, 2016 and 2015, the Company received cash dividends from TMB and TJSM for 36,176, 25,798 and 19,358, respectively.

The following table show summarized financial information of the Group’s investment in such companies:

Termoeléctrica José de San Martín SA

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	140,389	118,198
Non-current assets	7,679	8,282
Current liabilities	(58,631)	(58,467)
Non-current liabilities	(6,291)	(4,609)
Net assets	83,146	63,404
Carrying amount of the investment	25,671	19,576

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s revenues and income
Revenues	244,628	182,796	140,019
Net income for the year	71,961	51,488	39,239
Share in the net income of associate	22,218	15,897	11,958

Termoeléctrica Manuel Belgrano SA

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	142,969	128,127
Non-current assets	3,644	2,398
Current liabilities	(49,005)	(45,791)
Non-current liabilities	(4,725)	(3,186)
Net assets	92,883	81,548
Carrying amount of the investment	28,744	25,236

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s revenues and income
Revenues	257,407	205,218	148,945
Net income for the year	76,122	67,707	47,561
Share in the net income of associate	23,557	20,953	14,494

3.2.	Investments in gas distribution

The Group holds ownership interests of 44.10% (49% in 2015) in Inversora de Gas Cuyana S.A. (“IGCU”, the controlling company of Distribuidora de Gas Cuyana S.A. “DGCU”), of 44.10% (49% in 2015) in Inversora de Gas del Centro S.A. (“IGCE”, the controlling company of Distribuidora de Gas del Centro S.A. “DGCE”) and 17.20% (19.11% in 2015) in DGCE. Consequently, the Group holds, both directly and indirectly, a 22.49% interest (24.99% in 2015) in DGCU and 39.69% (44.10% in 2015) of the capital stock of DGCE, which are engaged in the distribution of natural gas. The Group does not control such companies.

Subsequent event

On February 23, 2018, our Board of Directors approved the sale process of up to 27,597,032 DGCE shares, which represent all of our directly stake in this company and 17.20% of the capotal stock of DGCE, through a potential initial public offering of DGCE. On March 14, 2018, the Company authorized the offer of up to 10,075,952 (6.28% of its capital stock) shares of DGCE, subject to market conditions. As of the date of these consolidated financial statements, the Company, and certain potential selling shareholders, continue to evaluate this strategy.

3.2.1.1.	Inversora de Gas del Centro SA

IGCE is a private, unlisted company. Its only significant asset is a 51% equity interest in DGCE, a company engaged in the distribution of natural gas in the provinces of Cordoba, La Rioja and Catamarca, Argentine.

During the year ended December 31, 2015, the Group received dividends of 17,003 and 15,288, respectively, from IGCE and DGCE.

The following table shows summarized financial information of the Group’s investment in IGCE with its subsidiary DGCE.

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	2,113,190	1,450,839
Non-current assets	911,271	1,300,375
Current liabilities	(1,692,212)	(2,151,646)
Non-current liabilities	(131,662)	(168,178)
Net assets	1,200,587	431,390
Less: non-controlling interests	(622,780)	(200,686)
	577,807	230,704
Carrying amount of the investment	254,813	101,740

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s income	332,931	70,744	9,388
Net income for the year	347,104	92,349	21,508
Share in net income of associate	153,073	40,726	10,539

3.2.1.2.	Distribuidora de Gas del Centro SA

The following table shows summarized financial information of the Group’s investment in DGCE.

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	1,632,747	1,375,072
Non-current assets	873,411	1,256,813
Current liabilities	(1,193,139)	(2,096,622)
Non-current liabilities	(124,752)	(127,530)
Net assets	1,188,267	407,733
Carrying amount of the investment	204,382	70,130

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s revenues and income
Revenues	3,656,921	2,239,906	770,342
Net income for the year	780,535	166,174	28,487
Share in net income of associate	134,252	28,582	5,444

Subsequent event

On March 2, 2018 and on February 23, 2018 the Group received dividends of 143,122 (equivalent to USD 7,099,316) and 129,256 (equivalent to USD 6,482,009), respectively, from IGCE and DGCE.

3.2.2.Inversora	de Gas Cuyana SA

IGCU is a private unlisted company. Its only significant asset is a 51% equity interest in DGCU, a company engaged in the distribution of natural gas in the provinces of Mendoza, San Juan and San Luis.

During the year ended December 31, 2015, the Group received dividends of 8,967 from IGCU.

The following table shows summarized financial information of the Group’s investment in IGCU with its subsidiary DGCU.

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	1,297,922	1,094,417
Non-current assets	719,515	995,997
Current liabilities	(884,304)	(1,533,812)
Non-current liabilities	(35,643)	(44,982)
Net assets	1,097,490	511,620
Less: non-controlling interests	(604,564)	(325,265)
	492,926	186,355
Carrying amount of the investment	217,380	82,183

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s revenues and income
Revenues	2,813,506	1,612,252	569,294
Net income for the year	306,569	76,798	6,349
Share in net income of associate	135,197	33,868	8,083

Subsequent event

On March 28, 2018, a preliminary merger agreement of IGCE, IGCU and the companies Magna Inversiones S.A. (“Magna”) and RPBC Gas S.A. (“RPBC”) was approved. IGCE will act as the acquiring company and IGCU, RPBC and Magna will act as absorbed companies. The merger is subject to authorization by the national gas regulatory entity (“ENARGAS”) and it is subject to the approval of the general meeting of shareholders of the companies participating in the merger, which will be held on May 28, 2018.

On April 16, 2018 the Group received dividends of 121,809 (equivalent to USD 6,042,152) from IGCU.

3.3.	Transportadora de Gas del Mercosur S.A.

The Group has a 20% interest in Transportadora de Gas del Mercosur S.A. (“TGM”). TGM is a private unlisted company. This Company has a gas pipeline that covers the area from Aldea Brasilera (in the Province of Entre Ríos) to Paso de los Libres (in the Province of Corrientes). In 2009, TGM terminated its contract with YPF, which was its only client to date, on the grounds of consecutive non-compliances. On December 22, 2017, YPF agreed to pay TGM USD 114,000,000 as full and final settlement to cover all the complaints TGM claims against YPF.

The following table shows summarized financial information for TGM:

2017
ARS 000

Current assets	2,014,585
Non-current assets	150,681
Current liabilities	(892,510)
Net assets	1,272,756
Carrying amount of the investment	254,551

Associate´s revenues and income
Revenues	683
Net income for the year	1,238,335
Share in net income of the associate	247,667

Subsequent event

On April 16, 2018 the Group received dividends of 230,640 (equivalent to USD 11,406,528) from TGM.